BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details)				12 Months Ended
	Apr. 29, 2015 shares	Dec. 10, 2014 shares	Nov. 12, 2014 shares	May 31, 2015 shares
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split		1-for-0.625
Stockholders' Equity Note, Stock Split, Conversion Ratio		0.625
Stock Issued During Period, Shares, New Issues				15,000,000
Reverse Merger with CLS Labs [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	15,000,000
Shares of CLS Holdings USA, Inc. [Member] | CLS Labs, Inc. [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions		6,250,000	10,000,000
Equity Method Investment, Ownership Percentage			55.60%